     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005

                                                             File No. 333-119865
                                                              File No. 811-21113
================================================================================

                          U.S. SECURITIES AND EXCHANGE
                        COMMISSION Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933        /X/
                         POST-EFFECTIVE AMENDMENT NO. 1
                         ------------------------------

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940    /X/
                                 AMENDMENT NO. 9
                                 ---------------

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)
                         1205 Westlakes Drive, Suite 280
                         Berwyn, Pennsylvania 19312-2414
               (Address of Principal Executive Offices, Zip Code)

                                  JOHN H. GRADY
                 CONSTELLATION INVESTMENT MANAGEMENT COMPANY LP
                         1205 WESTLAKES DRIVE, SUITE 100
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:
                            MONICA L. PARRY, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20004
       Title of Securities Being Registered - Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ [Insert date], pursuant to paragraph (b) of Rule 485
_x_ 60 days after filing pursuant to  paragraph (a) of Rule 485
___ on [date], pursuant to paragraph (a) of Rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
--------------------------------------------------------------------------------

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS

PROSPECTUS

MAY __, 2005

--------------------------------------------------------------------------------


CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio

INVESTMENT MANAGER:
Constellation Investment Management Company, LP

INVESTMENT SUB-ADVISERS:
JS Asset Management, LLC
Sands Capital Management, Inc.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS


           ABOUT THIS PROSPECTUS

Constellation Institutional Portfolios is a mutual fund family that offers several investment portfolios (Portfolios). The Portfolios have different investment objectives and strategies. This prospectus gives you important information about the shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is general information you should know about risk and return that is common to each Portfolio. For more detailed information about the Portfolios, please see:

A-4     Sands Capital Institutional Growth Portfolio

A-7     JSAM Large Cap Value Portfolio

A-10    JSAM Value Portfolio

A-13    Investments and Portfolio Management

A-18 Purchasing, Selling and Exchanging Constellation Institutional Portfolios' Shares

A-25    Dividends, Distributions and Taxes


      To obtain more information about Constellation Institutional Portfolios, please refer to the back cover of the Prospectus.

INTRODUCTION

Each Portfolio is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Each Portfolio has its own investment objective and strategies for reaching that objective. Each sub-adviser (a "sub-adviser"), under the direction and oversight of the investment manager ("Manager"), invests each Portfolio's assets in a way that it believes will help the Portfolio achieve its objective.


RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS

Investing in the Portfolios involves risk and there is no guarantee that a Portfolio will achieve its objective. The sub-adviser's judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a sub-adviser does, you could lose money on your investment in a Portfolio. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect the companies that issue these securities. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. Some Portfolios own more securities in a single sector of the economy than other sectors, which may have a large impact on a Portfolio's performance. The effect that a change in the value of a single security will have on a Portfolio's share price will depend on how widely the Portfolio diversifies its holdings across companies, industries or sectors.

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVE Long-term capital appreciation
  INVESTMENT FOCUS Common stocks of U.S. large capitalization companies

PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Portfolio can change upon 60 days' prior notice to shareholders. The Portfolio emphasizes investments in large capitalization growth companies. For the purposes of this Portfolio, large capitalization companies are defined as companies with minimum market capitalizations at the time of purchase of $15 billion. The weighted average market capitalization of these companies is generally in excess of $50 billion, and the Portfolio generally does not invest in companies that have market capitalization of less than $4 billion. The Portfolio will typically own between 25 and 30 stocks.

The Portfolio's sub-adviser, Sands Capital Management, Inc. ("Sands Capital"), seeks stocks with above average potential for growth in revenue and earnings, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a leadership position or proprietary niche that appears to be sustainable, that demonstrate a clear mission in an understandable business, that exhibit financial strength and that are valued reasonably in relation to comparable companies in the market. Sands Capital generally considers selling a security when it reaches a target price, when it fails to meet earnings or revenue growth estimates, or when other stocks appear more attractive.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. The Portfolio's investment approach is intended to provide long-term capital appreciation, which has the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Portfolio is subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lesser stock price declines during market downturns.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than those of larger companies. Conversely, the stock of large capitalization companies may lag the stocks of medium capitalization companies in performance because large capitalization companies may experience slower rates of growth than medium capitalization companies and respond more slowly to market changes and opportunities.

The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

PERFORMANCE INFORMATION

The Portfolio commenced operations on January 20, 2005. Since the Portfolio does not have a full calendar year of performance history, no performance results have been provided. The Portfolio intends to compare its performance to the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------

Redemption Fee (as a percentage of amount redeemed, if applicable)                          None(1)


-------------------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
-------------------------------------------------------------------------------------------------------------------



Management Fees                                                                            0.78%
Distribution (12b-1) Fees                                                                   None
Other Expenses                                                                             0.00%
         ------------                                                                 ------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                  0.78%(2)


(1) A $10 fee is imposed for wire transfers of redemption proceeds.

(2) The Portfolio pays a unified fee of .78% of assets under management to the Manager for substantially all Portfolio expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and state licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:



                                                      1 YEAR         3 YEARS
--------------------------------------------------------------------------------

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO             $80            $249
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

JSAM LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE Long-term growth of capital and income

INVESTMENT FOCUS

Common stocks of large capitalization companies



PRINCIPAL STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its assets in common stocks of companies with large market capitalizations that the sub-adviser, JS Asset Management, LLC ("JSAM"), believes have below-average valuations in light of their improving business fundamentals. A large cap company is a company that has a market capitalization at the time of purchase of $5 billion or more. To generate income, the Portfolio invests a portion of its assets in dividend-paying stocks. The Portfolio's objective and primary strategies are fundamental and may not be changed without shareholder approval.

The Portfolio generally will own approximately 40 stocks. JSAM employs a "value" approach to stock selection, looking for stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management or new or improved products. The Portfolio may invest in foreign securities, including those traded in the U.S. in the form of ADRs, and may use derivative instruments for risk management and hedging purposes.

JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Portfolio is non-diversified, which means it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Portfolio is subject to the risk that large capitalization value stocks may underperform other types of stocks or the equity markets as a whole. The stock of large capitalization companies may lag the stocks of smaller companies in performance because large capitalization companies may experience slower rates of growth than medium capitalization companies and respond more slowly to market changes and opportunities.

JSAM's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Portfolio to underperform funds that also seek capital appreciation but use different approaches to select stocks. The out-of-favor and undervalued companies the Portfolio invests in may be more vulnerable to negative investor perceptions or adverse business or economic events than more growth-oriented companies.


PERFORMANCE INFORMATION


The Portfolio has not commenced operations as of the date of this prospectus and therefore has no historical performance.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------

Redemption Fee (as a percentage of amount redeemed, if applicable)                          None(1)




-------------------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
-------------------------------------------------------------------------------------------------------------------



Management Fees                                                                            0.70%
Distribution (12b-1) Fees                                                                   None
Other Expenses                                                                             0.00%
                                                                                      ------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                  0.70%(2)


(1) A $10 fee is imposed for wire transfers of redemption proceeds.
(2) The Portfolio pays a unified fee of 0.70% of assets under management to the Manager for substantially all Portfolio expenses, including management and other expenses. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and state licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                                 1 YEAR           3 YEARS

JSAM LARGE CAP VALUE PORTFOLIO                      $                $
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

JSAM VALUE PORTFOLIO
INVESTMENT OBJECTIVE Long-term growth of capital and income

INVESTMENT FOCUS
Common stocks

PRINCIPAL STRATEGY

The Portfolio invests under normal market conditions in common stocks of companies that the sub-adviser, JS Asset Management, LLC ("JSAM"), believes have below-average valuations in light of their improving business fundamentals. To generate income, the Portfolio invests a portion of its assets in dividend-paying common stocks. The Portfolio's objective and primary strategies are fundamental and may not be changed without shareholder approval.

The Portfolio generally will own approximately 50 stocks, and can invest in companies of any size. JSAM employs a "value" approach to stock selection, looking to acquire stocks of companies with below-average valuations whose business fundamentals are expected to improve. In determining a company's valuation, JSAM considers factors such as price-to-cash flow, price-to-earnings and price-to-book ratios. JSAM seeks to identify the key drivers of a company's fundamental results and catalysts for change that may point to improving fundamentals in the future, such as new management and new or improved products. The Portfolio may invest in foreign securities, including those traded in the U.S. in the form of ADRs, and may use derivative instruments for risk management and hedging purposes.

JSAM generally sells a security when it reaches a target price, or when it concludes that a company's business fundamentals are weakening.

PRINCIPAL RISKS

Because it purchases common stocks, the Portfolio is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Portfolio is non-diversified, which means it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. As a non-diversified fund, the Portfolio's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

The Portfolio is subject to the risk that value stocks may underperform other types of stocks or the equity markets as a whole. Small and medium sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. As a consequence, stocks of these issuers may be more volatile than those of larger companies.

JSAM's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Portfolio to underperform funds that also seek capital appreciation but use different approaches to select stocks. The out-of-favor and undervalued companies the Portfolio invests in may be more vulnerable to negative investor perceptions or adverse business or economic events than more growth-oriented companies.


PERFORMANCE INFORMATION


The Portfolio has not commenced operations as of the date of this prospectus and therefore has no historical performance.

PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Portfolio shares.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------

Redemption Fee (as a percentage of amount redeemed, if applicable)                          None(1)




-------------------------------------------------------------------------------------------------------------------
ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
-------------------------------------------------------------------------------------------------------------------



Management Fees                                                                            0.80%
Distribution (12b-1) Fees                                                                   None
Other Expenses                                                                             0.00%
                                                                                      ------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                                  0.80%(2)


(1)   A $10 fee is imposed for wire transfers of redemption proceeds.
(2) The Portfolio pays a unified fee of 0.80% of assets under management to the Manager for substantially all Portfolio expenses, including management and other expenses. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs and state licensing fees, the Portfolio does not anticipate incurring costs or expenses during the next 12 month period.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Portfolio operating expenses remain the same and you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Portfolio would be:

                                             1 YEAR              3 YEARS

JSAM VALUE PORTFOLIO                            $                   $
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

INVESTMENTS AND PORTFOLIO MANAGEMENT

In addition to the investments and strategies described in this prospectus, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Portfolios use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Portfolio's objectives. A Portfolio will do so only if the Manager or the Portfolio's sub-adviser believes that the risk of loss in using the Portfolio's normal strategies and investments outweighs the opportunity for gains.

A description of each Portfolio's policies and procedures with respect to the disclosure of portfolio securities holdings is available in the SAI.

PORTFOLIO COMPOSITION

The Portfolios have adopted policies to invest, under normal circumstances, at least 80% of the value of their "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Portfolio must comply with its 80% Policy at the time the Portfolio invests its assets. Accordingly, when a Portfolio no longer meets its 80% Policy because of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way to comply with the 80% Policy.


MORE INFORMATION ABOUT RISK

The JSAM Large Cap Value Portfolio and JSAM Value Portfolio are subject to some risks that pertain to non-principal investment strategies, which may affect the value of their shares.

FOREIGN INVESTING RISK

A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio's investments in a foreign country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated.

DEFENSIVE INVESTING

The investments and strategies described in this Prospectus are those used under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes due to adverse economic or political conditions, or for liquidity purposes, each Portfolio may invest up to 100% of its total assets in fixed income securities, money market instruments and other securities that would not ordinarily be consistent with the Portfolio's objectives. This defensive investing may increase a Portfolio's taxable income.

USE OF DERIVATIVE CONTRACTS

Each of the JSAM Portfolios may use derivative instruments to hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio, as a substitute for purchasing or selling securities, or to lock in unrealized appreciation in a stock without selling it.

A derivative instrument obligates or entitles a Portfolio to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a Portfolio. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices or currency rates are changing. A Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.


PORTFOLIO TURNOVER

Each Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the Manager and/or sub-adviser determines that it would be in the Portfolio's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Manager's or sub-adviser's control. These transactions will increase a Portfolio's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Portfolio were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Portfolio and in higher net taxable gain for shareholders, and may reduce the Portfolio's returns.

THE MANAGER

Constellation Investment Management Company, LP ("CIMCO"), is registered under the Investment Advisers Act of 1940 and serves as investment manager for each Portfolio. CIMCO has its offices in Berwyn, PA. As of December 31, 2004, CIMCO had approximately $2.2 billion in assets under management.

As the Portfolios' manager, CIMCO administers the Portfolios' investment programs, and ensures compliance with the Portfolios' investment policies and guidelines. For these services, CIMCO receives a unified management fee equal to the percentage of the assets of each Portfolio, on an annual basis, as follows:

SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO 0.78%

JSAM LARGE CAP VALUE PORTFOLIO 0.70%

JSAM VALUE Portfolio 0.80%

Under the unified fee arrangement, CIMCO is responsible for compensating any third party engaged by CIMCO to provide services under its supervision, including sub-advisers, sub-administrators, transfer and dividend disbursing agents, and custodians. CIMCO is also responsible for fees of the independent Trustees, the independent public accountant and legal counsel. The unified fee arrangement does not include the costs of any interest, taxes, dues, fees and other charges of governments and their agencies including the costs of qualifying shares for sale in any jurisdiction, or brokerage or other transaction costs. In addition the unified fee does not include legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Portfolios, its officers or Trustees are a party or incurred in anticipation of becoming a party.

THE SUB-ADVISERS

Sands Capital Management, Inc. ("Sands Capital") is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio. As sub-adviser, Sands Capital makes investment decisions for this Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2004, Sands Capital had approximately $11.4 billion in assets under management.

Sands Capital is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the daily net assets of the Portfolio, as follows:

         Sands Capital Institutional Growth Portfolio      0.45%

JS Asset Management, LLC ("JSAM") is registered under the Investment Advisers Act of 1940 and serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. As sub-adviser, JSAM makes investment decisions for these Portfolios and also ensures compliance with each Portfolio's investment policies and guidelines. As of April 20, 2005, JSAM had approximately $60 million in assets under management.

JSAM is entitled to receive base investment sub-advisory fees from CIMCO at an annualized rate, based on the daily net assets of each Portfolio, as follows:

         JSAM Large Cap Value Portfolio     0.40% on assets up to $250 million
                                            0.35% on assets over $250 million

         JSAM Value Portfolio               0.50% on assets up to $250 million
                                            0.45% on assets over $250 million

RELATED PERFORMANCE INFORMATION FOR SIMILAR ACCOUNTS MANAGED BY SANDS CAPITAL

Sands Capital has substantial experience in managing investment companies and other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Sands Capital Institutional Growth Portfolio. The tables below are designed to show you how composites of all similar growth equity accounts managed by Sands Capital performed over various periods in the past. In each case, the accounts comprising the composite have investment objectives, policies and principal strategies that are substantially similar to those of the Portfolio.

SANDS CAPITAL GROWTH EQUITY COMPOSITE

The table below shows the returns for the Sands Capital Growth Equity composite compared with the Russell 1000 Growth Index for the periods ending December 31, 2004. The returns of the Sands Capital Growth Equity composite reflect deductions of account fees and expenses (including advisory fees), and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Growth Index assume all dividends and distributions have been reinvested.

--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004

                                       SANDS CAPITAL
                                       GROWTH EQUITY          RUSSELL 1000
                                       COMPOSITE (%)        GROWTH INDEX (%)

     1 Year Annual Return                  20.14                 6.30
     3 Year Annual Return                   6.01                (0.18)
     5 Year Average Annual Return          (3.93)               (9.31)
     10 Year Average Annual Return         16.90                 9.61
     Since Inception*                      15.81                11.13

*February 7, 1992 to December 31, 2004

ANNUAL RETURNS - 1992 TO 2004


                           SANDS CAPITAL
                           GROWTH EQUITY              RUSSELL 1000
                           COMPOSITE (%)            GROWTH INDEX (%)



           2004               20.14                       5.21

           2003               36.26                       29.75

           2002              (27.24)                      (27.88)

           2001              (15.87)                      (20.42)

           2000              (18.38)                      (22.42)

           1999               47.58                       33.16

           1998               54.11                       38.71

           1997               30.22                       30.49

           1996               38.12                       23.12

           1995               42.31                       37.19

           1994               3.21                        2.66

           1993              (0.35)                       2.90

           1992               5.76                        5.00


--------------------------------------------------------------------------------

This information is designed to demonstrate the historical track record of Sands Capital. It does not indicate how the Sands Capital Institutional Growth Portfolio has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Portfolio's holdings and the Portfolio's expenses.

The Sands Capital Growth Equity composite includes accounts managed by Sands Capital that do not pay the same expenses that the Sands Capital Institutional Growth Portfolio pays and that may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Sands Capital.


PORTFOLIO MANAGERS

The Sands Capital Institutional Growth Portfolio is managed by the team of Frank Sands, Sr., Frank Sands, Jr., and David Levanson. The JSAM Large Cap Value and Value Portfolios are managed by John Schneider.

Frank M. Sands, Jr., member of the management team for the Sands Capital Institutional Growth Portfolio. Frank M. Sands, Jr., CFA, Senior Vice President, Director of Research joined Sands Capital Management in June 2000. Previously, he was a Research Analyst, Portfolio Manager, and Principal at Fayez Sarofim & Co. from 1994 to 2000. He has 10 years of investment experience.

Frank M. Sands, Sr., member of the management team for the Sands Capital Institutional Growth Portfolio. Frank M. Sands, Sr., CFA, President, co-founded Sands Capital in 1992. He has 31 years of investment experience.

David E. Levanson, member of the management team for the Sands Capital Institutional Growth Portfolio. David E. Levanson, CFA, Research Analyst and Portfolio Manager, rejoined Sands Capital in June 2002. Previously he was a Research Analyst with MFS Investment Management from 1999 to 2003, and a Research Analyst with State Street Research & Management from 1996 to 1999. He previously had been a Research Analyst with Sands Capital from 1992 to 1994. He has 14 years of investment experience.

John Schneider, portfolio manager for the JSAM Large Cap Value and JSAM Value Portfolios. John Schneider founded JSAM in March 2005 and serves as its President and Chief Investment Officer. Previously, he was a Portfolio Manager with PEA Capital LLC where he managed two mutual funds with over $10 billion in assets. He has over 19 years investment experience.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Portfolios.


PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

INVESTING IN THE PORTFOLIOS
Each Portfolio has a minimum investment amount. The Sands Capital Institutional Growth Portfolio has a minimum of $1 million; in the case of accounts associated with a single advisory or brokerage firm, the minimum amount for each underlying client is $100,000. The JSAM Large Cap Value and JSAM Value Portfolios have minimums of $100,000; in the case of accounts associated with a single advisory or brokerage firm the minimum amount for each underlying client is $50,000. For all Portfolios, additional subscriptions must be at least $25,000. The Portfolios, through the Manager, may waive these minimum amounts in their sole discretion.

Note: These minimum criteria are not applicable to investments by employees and benefit plans covering employees of the sub-advisers.

The Trust, in its sole discretion, may accept or reject any investment in the Portfolios.

All purchase orders on a given day must be received by the Trust's transfer agent ("Transfer Agent") by the close of the New York Stock Exchange (NYSE), typically 4:00 PM (Eastern Time) in order to receive that day's net asset value
(NAV). Purchase orders received after the close of the NYSE will be executed at the NAV determined on the next business day.

The Transfer Agent will only accept purchase or exchange requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Trust may telephone you to verify information you have provided. If you do not provide the required information, or if the Trust's representatives are unable to verify your identity, the Trust reserves the right to not open or close your account or take such other steps as we deem reasonable.

Addresses for sending new account application and correspondence

  By Mail to:                             By Overnight Courier to:
  -----------                             ------------------------
  Constellation Institutional Portfolios  Constellation Institutional Portfolios
  c/o PFPC Inc.                           c/o PFPC Inc.
  P.O. Box 9797                           101 Sabin Street
  Providence, RI 02940                    Pawtucket, RI  02860-1427

Purchases can be made by wiring funds. Wires must be sent according to the following instructions:

  PNC Bank, Philadelphia, PA
  ABA #031000053
  A/C 86-1497-3655
  RE: Constellation Institutional Portfolios
  REF: Name of Portfolio
  FBO: [Shareholder Name and Account Number]

The Transfer Agent can accept checks, but not cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks). Your check must be made payable to Constellation Institutional Portfolios.

You may also purchase shares through a broker or other intermediary, which may charge a fee for its services.

FOREIGN INVESTORS

The Portfolio does not generally accept investments by non-US persons. Non-US persons may be permitted to invest in a Portfolio subject to the satisfaction of enhanced due diligence. Please contact the Investor Services Team, at 1-800-304-2459, for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Accordingly, when you open an account, you will be required to provide your name, street address, date of birth, social security number, and other information that will allow the Trust to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account. The Trust is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Trust is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Trust shall have no obligation regarding the return of these documents.

The Trust or its agent will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If unable to obtain this information within a time period established in its sole discretion, which may change from time to time, the Trust will reject your application.

Upon the Transfer Agent's receipt of your application in good order, your investment will be accepted and your order will be processed at the NAV per share next-determined after receipt of your application in good order (less any applicable sales charges).

The Trust reserves the right to close your account at the then-current day's NAV and remit proceeds to you via check if the Transfer Agent is unable to verify your identity. The Transfer Agent or other representatives of the Trust will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Trust further reserves the right to hold your proceeds until your check for the purchase of Portfolio shares clears the bank, which may take up to 15 days from the date of purchase. Because your purchase price may be different from the price upon redemption, you may be subject to a gain or loss on Portfolio shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Portfolios' overall obligation to deter money laundering under Federal law. The Portfolios have adopted an Anti-Money Laundering Compliance Program designed to prevent the Portfolios from being used for money laundering or the financing of terrorist activities. In this regard, the Portfolios reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. The Portfolios will take these actions when, in the sole discretion of Portfolio management, they are deemed to be in the best interest of the Portfolios or when the Portfolios are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

PORTFOLIO HOLDINGS

A description of the Portfolios' policies and procedures with respect to the disclosure of portfolio security holdings is available in the SAI.

HOW SHARE PRICES ARE CALCULATED

The price per share (the offering price) will be the NAV per share next determined after a Portfolio receives your purchase order. NAV for one share is the value of that share's portion of the net assets of the Portfolio. The Portfolios calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m.

Eastern Time). A Business Day is any day on which the NYSE is open for trading. In the event that a Portfolio owns a foreign security, the Portfolio would generally value the foreign security as of the close of the security's primary market.

In calculating NAV, the Portfolios generally value their securities at market price. If market prices are unavailable or the Manager, the applicable sub-adviser, or their respective agents believe that they are unreliable, Portfolio management may determine a fair value price in good faith using methods approved by the Board of Trustees. The Portfolios will not calculate NAV on days on which the NYSE is closed for trading.

If a Portfolio uses fair value pricing to value its securities, it may value those securities higher or lower than another fund that uses market quotations or its own fair value procedures to price the same securities. While the use of fair value pricing is intended to result in an NAV calculation that fairly reflects security values as of the time of pricing, fair values determined pursuant to the Portfolios' procedures may not accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

  o With respect to investments in the stocks of U.S. companies that are traded on U.S. exchanges, the Portfolios expect that there would be limited circumstances in which the Portfolios would use fair value pricing - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Portfolio calculated its NAV.

SELLING PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting the Trust directly by mail or by telephone if you selected telephone privileges when you opened your account. All redemption orders received by the Trust in good order by the close of the NYSE will receive that day's NAV, and any requests received after that time will receive the NAV determined on the next Business Day.

 o By Mail - If you wish to redeem shares of the Portfolios, you should send a letter addressed as follows:

   By Mail to:                            By Overnight Courier to:
   -----------                            ------------------------
   Constellation Institutional Portfolios Constellation Institutional Portfolios
   c/o PFPC Inc.                          c/o PFPC Inc.
   P.O. Box 9797                          101 Sabin Street
   Providence, RI 02940                   Pawtucket, RI  02860-1427

The letter must include your name, the name of the Portfolio and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

 o By Phone - When completing the account application, you may establish telephone redemption privileges. If you take advantage of this privilege you will be able to redeem shares of the Portfolios by calling 1-800-304-2459 and speaking to one of our representatives.

REDEMPTIONS IN KIND

While the Portfolios generally pay sale (redemption) proceeds in cash, the Portfolios reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, the securities that you receive would be subject to market risk until they were sold. Redemptions in kind will be made when the Board determines that it would be detrimental to a Portfolio to make payment in cash.

RECEIVING YOUR MONEY

Normally, the Portfolios will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. If you are selling Portfolio shares which were recently purchased by check, the Trust reserves the right to hold your proceeds until your check for the purchase of the shares clears the bank.

MARKET TIMING POLICIES AND PROCEDURES

The Portfolios are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. Frequent trading into and out of the Portfolios may present risks to the Portfolios' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Portfolios' investment strategies, triggering the recognition of taxable gains and losses on the sale of Portfolio investments, requiring the Portfolios to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Portfolios do not accommodate frequent trading by shareholders, and the Portfolios' service providers will take steps to detect and deter frequent trading by shareholders pursuant to the Portfolios' policies and procedures described in this prospectus and approved by the Portfolios' Board of Trustees. For purposes of applying these policies, the Portfolios' service providers will consider the trading history of accounts under common ownership or control. The Portfolios' policies and procedures include:

 o Shareholders are restricted from making more than four "round trips" into or out of a Portfolio per calendar year. If a shareholder exceeds this amount, the Portfolio and/or its service providers may, at their discretion, reject any additional purchase or exchange orders. The Portfolios define a round trip as a redemption (exchange) out of a Portfolio followed by a purchase (exchange) back into the Portfolio.

 o The Portfolios reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Portfolio or the Manager reasonably believes that the trading activity would be harmful or disruptive to the Portfolio.

The Portfolios and/or their service providers seek to apply these policies to the best of their abilities in a manner they believe is consistent with the interests of the Portfolios' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Portfolios will occur, particularly with respect to trades placed by shareholders that invest in the Portfolios through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Portfolios' and their service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Portfolios cannot assure that these policies will be enforced with regard to those Portfolio shares held through such omnibus arrangements (which may represent a majority of Portfolio shares), and as a result frequent trading could adversely affect the Portfolios and their long-term shareholders as discussed above.

REDEMPTION FEES

Sales or exchanges out of the Portfolios are not currently subject to a redemption fee, but may be subject to a redemption fee of up to 2% in the future. The Portfolios will provide notice to shareholders before they implement any redemption fee. Any redemption fee will not be assessed against persons who hold their shares through a single qualified retirement plan or other omnibus account arrangement where the purchase and sale orders of a number of persons are aggregated before being communicated to the Portfolio. We reserve the right nonetheless to impose the fee on these accounts when a pattern of trading in an account emerges that is harmful to the Portfolios. In calculating whether a sale of Portfolio shares (including an exchange) is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current price of the shares as of the trade date of the sale or exchange. Dividends and capital gains will not be subject to the redemption fee.

EXCHANGING PORTFOLIO SHARES

When you exchange shares, you are selling your shares and buying other Portfolio shares. Your sale price and purchase price will be based on the NAV next calculated after the Transfer Agent receives your exchange request. In order to exchange shares of one Portfolio for shares of another Portfolio, the account registration for the new account must be identical to the old account. Otherwise you will be required to complete and sign an additional New Account Application.

The Portfolios may change or cancel the exchange privilege at any time upon 60 days' prior notice. You may exchange your shares on any Business Day by calling the Portfolios at 1-800-304-2459.

TELEPHONE TRANSACTIONS

If you elect to have telephone privileges, you may redeem or exchange shares by telephone. While we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we will not be responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transacts business with us over the telephone or via our website, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Portfolios may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF PORTFOLIO SHARES

Constellation Investment Distribution Company, Inc. (the "Distributor"), a registered broker-dealer, is the principal underwriter of the Portfolios. The Distributor is an affiliate of the Manager, and receives no compensation for distributing shares of the Portfolios.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Sands Capital Institutional Growth, JSAM Large Cap Value and JSAM Value Portfolios distribute their income, if any, quarterly as a dividend to shareholders. The Portfolios distribute capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To make or change your election, simply send the Trust written notice.

FEDERAL INCOME TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolios may be taxable whether or not you reinvest them or take them in cash. The Portfolios' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that the Portfolios designate as dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower brackets). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Portfolio. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2008.

Each sale or exchange of Portfolio shares may be a taxable event. For tax purposes, an exchange of Portfolio shares for shares of another Portfolio is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, and generally will be treated as long term if you held the shares longer.

If you are investing through a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain deductions until you begin receiving distributions from your retirement account.

For a more complete discussion of the federal income tax consequences of investing in the Portfolios, see the SAI.

INVESTOR INQUIRIES

Investor inquiries should be addressed to Constellation Institutional Portfolios, 1205 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312, or you may call 1-800-304-2459.

FINANCIAL HIGHLIGHTS

Financial highlights for the Portfolios are not presented because, as of the date of this Prospectus, the Portfolios had no financial information to report.

MORE INFORMATION ABOUT THE PORTFOLIOS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May __, 2005, includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about each Portfolio's investments is available in the Trust's Annual and Semi-Annual Reports to Shareholders. In the Trust's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-304-2459

BY MAIL: WRITE TO CONSTELLATION INSTITUTIONAL PORTFOLIOS AT: 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312

BY INTERNET: http://www.constellationfundsgroup.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Constellation Institutional Portfolios, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-21113.

                     CONSTELLATION INSTITUTIONAL PORTFOLIOS


                CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
                       CIP JSAM LARGE CAP VALUE PORTFOLIO
                            CIP JSAM VALUE PORTFOLIO

                                  MAY __, 2005

                               INVESTMENT MANAGER:
                 CONSTELLATION INVESTMENT MANAGEMENT COMPANY, LP


This Statement of Additional Information is not a prospectus and relates only to the Sands Capital Institutional Growth, JSAM Large Cap Value and JSAM Value Portfolios (the "Portfolios"). It is intended to provide additional information regarding the activities and operations of the Portfolios, each of which is a series of Constellation Institutional Portfolios (the "Trust"), and should be read in conjunction with the Portfolios' Prospectus dated May __, 2005. The Prospectus may be obtained without charge by calling 1-866-242-5742.

                                TABLE OF CONTENTS

                                                                            PAGE



The Trust...............................................................    B-3

Description of Permitted Investments and Risk Factors...................    B-3

Investment Limitations..................................................    B-7

Management of the Portfolios............................................    B-9

The Investment Manager..................................................    B-15

Purchase and Redemption of Shares.......................................    B-20

Determination of Net Asset Value........................................    B-20

Taxes    ...............................................................    B-21

ERISA Considerations....................................................    B-24

Portfolio Transactions..................................................    B-24

Portfolio Holdings......................................................    B-27

Voting   ...............................................................    B-28

Description of Shares...................................................    B-28

Limitation of Trustees' Liability.......................................    B-29

Code of Ethics..........................................................    B-29

Proxy Voting............................................................    B-29

Control Persons and Principal Shareholders..............................    B-29

Financial Statements....................................................    B-30

Appendix A

THE TRUST

This Statement of Additional Information relates only to the Sands Capital Institutional Growth, JSAM Large Cap Value and JSAM Value Portfolios of the Trust. The Trust is an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated May 30, 2002 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Portfolios. Each Portfolio is a separate mutual fund and each share of each Portfolio represents an equal proportionate interest in that Portfolio.

Constellation Investment Management Company, LP ("CIMCO" or "Investment Manager") serves as the manager for each Portfolio. Sands Capital Management, Inc. ("Sands Capital") serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio and JS Asset Management, LLC ("JSAM") serves as sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. Sands Capital and JSAM are each a "Sub-Adviser," and together are "Sub-Advisers." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Portfolio's principal strategy and principal risks are described in the Prospectus. Each Portfolio may also invest in each of the investments listed below or engage in each of the investment techniques listed below unless otherwise indicated.

BORROWING

The Portfolios may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. A Portfolio may borrow more than 5% of its total assets from a bank, provided that if borrowings exceed 5% the Portfolio maintains assets totaling at least 300% of the amount borrowed when the amount borrowed is added to the Portfolio's other assets. This means that a Portfolio may borrow up to one-half (50%) the value of its total assets, including the amount borrowed. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the return on the Portfolio's portfolio. The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

DEPOSITARY RECEIPTS ("RECEIPTS")

Receipts are securities, typically issued by a financial institution (a "depositary"), which evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.

No price is paid upon entering into futures contracts. Instead, a Portfolio would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Portfolio and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length.

INVESTMENT COMPANY SHARES

Each Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Portfolio may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Portfolio is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Portfolio delivers the security upon exercise.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Portfolio will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from a Sub-Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

PRIVATELY-PLACED SECURITIES

The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio. Repurchase agreements entered into by a Portfolio will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Trust's Custodian (or its agent) must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING

In order to generate supplemental income, a Portfolio may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain federal agencies have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the U.S. government or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality. U.S. GOVERNMENT SECURITIES

U.S. GOVERNMENT SECURITIES

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio that cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of industries.

2.   Issue senior securities.

3. Underwrite securities of other issuers, except insofar as a Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

5. Purchase or sell physical commodities or commodity contracts, except that each Portfolio may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Borrow money from banks in an amount which exceeds 33 1/3% of the value of its total assets (including the amount borrowed) less the Portfolio's liabilities (other than borrowings), except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Except as otherwise indicated, the Portfolios' investment policies and restrictions, including those described in "Description of Permitted Investments and Risks" are not fundamental and may be changed without a vote of shareholders.

Except for the limitation on borrowings, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Portfolio's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Portfolio and may be changed with respect to a Portfolio by the Board of Trustees.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of a Portfolio's assets) permitted by the Portfolio's fundamental limitation on borrowing, as described above.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box".

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5.   Invest 15% or more of its net assets in illiquid securities.

6. Make investments in securities when outstanding borrowings exceed 5% of the Portfolio's total assets.


MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees provides broad oversight over the affairs of the Trust. The day-to-day affairs of the Trust and Portfolios are managed by the Investment Manager, subject to the ultimate supervision of and any policies established by the Board of Trustees, and pursuant to the terms of the Declaration of Trust and the Advisory Agreement.

BOARD OF TRUSTEES. The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the Board of Trustees of a registered investment company organized as a corporation. Constellation Funds ("CF"), a registered open-end management investment company, is considered to be a member of the "fund complex" as that term is defined in Form N-1A. Each Trustee also serves as a Trustee for CF and, as a result, oversees a total of 29 funds within the fund complex.
Members of the Board of Trustees are not required to contribute to the capital of a Portfolio or hold shares of a Portfolio. A majority of the Board of Trustees are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust (collectively, the "Independent Trustees") and perform the same functions for the Trust as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below.

---------------------------------------------------------------------------------------------------------------------
                                                   TERM OF OFFICE                              OTHER DIRECTORSHIPS/
                                POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    TRUSTEESHIPS HELD BY
    NAME AND DATE OF BIRTH         WITH TRUST        TIME SERVED      DURING PAST 5 YEARS            TRUSTEE
---------------------------------------------------------------------------------------------------------------------
John H. Grady, 6/1/61           Interested         N/A; served as   Chief Executive Officer   Constellation Funds,
                                Trustee;            Trustee since   of Constellation          Berwyn, PA
                                President               2004        Investment Management
                                                                    Company, LP (since
                                                                    March 2004) Previously,
                                                                    Chief Legal Officer,
                                                                    Turner Investment
                                                                    Partners, Inc.;
                                                                    President, Turner
                                                                    Investment
                                                                    Distributors, Inc.; and
                                                                    Partner, Morgan, Lewis
                                                                    & Bockius LLP (law
                                                                    firm).
---------------------------------------------------------------------------------------------------------------------
Ronald W. Filante, 11/19/45     Independent        N/A; served as   Associate Professor of    Constellation Funds,
                                Trustee             Trustee since   Finance, Pace             Berwyn, PA
                                                        2004        University.
---------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato, 1/9/58       Independent        N/A; served as   Associate Vice            Turner Funds, Berwyn,
                                Trustee             Trustee since   President and             PA; Constellation
                                                        2003        Treasurer, Thomas         Funds, Berwyn, PA
                                                                    Jefferson University
                                                                    Health Care Pension
                                                                    Fund.
---------------------------------------------------------------------------------------------------------------------
Janet F. Sansone, 8/11/45       Independent        N/A; served as   Executive Director, JFS   Turner Funds, Berwyn,
                                Trustee             Trustee since   Consulting since 1999;    PA; Constellation
                                                        2003        previously Senior Vice    Funds, Berwyn, PA
                                                                    President of Human
                                                                    Resources of Frontier
                                                                    Corporation
                                                                    (telecommunications
                                                                    company), 1993-1999.
---------------------------------------------------------------------------------------------------------------------

The Board of Trustees has overall responsibility for the management and supervision of the operations of the Trust. Any vacancy in the position of Trustee may be filled by the remaining Trustees, or, if required by the Investment Company Act, by vote of a plurality of the vote at a meeting of the shareholders at which a quorum of shareholders is present in person or by proxy.

The Trustees serve on the Board of Trustees for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity. A Trustee may resign upon 90 days' prior written notice to the other Trustees, and may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Trustees not subject to the removal vote or (b) the vote or written consent of shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all shareholders. The Trustees will render assistance to shareholders on the question of the removal of Trustees in the manner required by Section 16(c) of the Investment Company Act. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee, so long as immediately after such appointment at least two-thirds of the Trustees then serving would have been elected by the shareholders. The Trustees may call a meeting of shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving.

The Declaration of Trust provides that a Trustee's responsibilities shall terminate if the Trustee (i) dies; (ii) is adjudicated incompetent; (iii) voluntarily withdraws as a Trustee (upon not less than 90 days' prior written notice to the other Trustees); (iv) is removed; (v) is certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) is declared bankrupt by a court with appropriate jurisdiction or files a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) has a receiver appointed to administer his property or affairs; or (viii) otherwise ceases to be a Trustee of the Trust under law.

The Declaration of Trust provides that a Trustee shall not be liable to the Trust or to any of its shareholders for any loss or damage caused by any act or omission in the performance of his or her services under the Declaration of Trust, unless it is determined that such loss is due to an act or omission of the Trustee constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. Trustees are also entitled to be indemnified to the fullest extent permitted by law against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitration, administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise, or with which the Trustee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee of the Trust or the past or present performance of services to the Trust by the Trustee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by the Trustee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such the Trustee's office. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification under Federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

BOARD STANDING COMMITTEES. The Board of Trustees has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The Audit Committee met three times during the fiscal year ended December 31, 2004.

Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Independent Trustee and various officers and representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee did not meet during the fiscal year ended December 31, 2004.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee did not meet during the fiscal year ended December 31, 2004. The Nominating Committee will accept nominations from security holders.

PORTFOLIO SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Portfolios as of December 31, 2004. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act").

---------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF SHARES IN
                                                                                ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE IN FAMILY OF
                 NAME                      DOLLAR RANGE OF PORTFOLIO SHARES            INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------
John Grady*                                              $0                                     $0
---------------------------------------------------------------------------------------------------------------------
Ronald Filante                                           $0                                     $0
---------------------------------------------------------------------------------------------------------------------
Alfred Salvato                                           $0                                     $0
---------------------------------------------------------------------------------------------------------------------
Janet Sansone                                            $0                                     $0
---------------------------------------------------------------------------------------------------------------------

* Mr. Grady is considered an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Grady is the Chief Executive Officer and President of CIMCO, and owns a controlling interest in CIMCO.

The Trustees and officers collectively owned less than 1% of the shares of any Portfolio in the Trust as of _______, 2005.

OWNERSHIP IN SECURITIES OF CIMCO AND RELATED COMPANIES.

As reported to the Trust, the information in the following table reflects ownership by the non-interested Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Portfolios and any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with an investment adviser or principal underwriter of the Portfolios.

-------------------------------------------------------------------------------------------------------------------
                           OWNER AND                                        VALUE OF SECURITIES   PERCENT OF CLASS
                           RELATIONSHIP TO                   TITLE OF       ON AN AGGREGATE       ON AN AGGREGATE
TRUSTEE                    TRUSTEE            COMPANY        CLASS          BASIS                 BASIS
-------------------------------------------------------------------------------------------------------------------
Ronald Filante                                None
-------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato                             None
-------------------------------------------------------------------------------------------------------------------
Janet F. Sansone                              None
-------------------------------------------------------------------------------------------------------------------

The following table sets forth the compensation paid to the current Independent Trustees by the Trust during the last fiscal year.

---------------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL COMPENSATION
                                      AGGREGATE                                 FROM TRUST AND FUND
                                  COMPENSATION FROM         PENSION OR            COMPLEX PAID TO        ESTIMATED
                                  THE TRUST FOR THE     RETIREMENT BENEFITS      TRUSTEES FOR THE          ANNUAL
                                  FISCAL YEAR ENDED     ACCRUED AS PART OF       FISCAL YEAR ENDED     BENEFITS UPON
NAME AND POSITION WITH TRUST      DECEMBER 31, 2004       TRUST EXPENSES         DECEMBER 31, 2004       RETIREMENT
---------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato                         $                     N/A                      $                  N/A
---------------------------------------------------------------------------------------------------------------------
Janet F. Sansone                          $                     N/A                      $                  N/A
---------------------------------------------------------------------------------------------------------------------
Ronald Filante                            $                     N/A                      $                  N/A
---------------------------------------------------------------------------------------------------------------------

The Independent Trustees are each paid a retainer fee by the Trust of $1,000 per quarter and per meeting fees of $500 per quarterly meeting attended in person, or $250 in the case of telephonic meetings. The other Trustees receive no annual or other fees from the Trust. All Trustees are reimbursed by the Trust for their reasonable out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Trust.

TRUST OFFICERS. Set forth below are the names, dates of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 1205 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312. None of the Officers receive compensation from the Trust for their services.

-------------------------------------------------------------------------------------------------------------------
                                   POSITION(S)     TERM OF OFFICE
     NAME AND DATE OF                 HELD          AND LENGTH OF
          BIRTH                    WITH TRUST        TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
John H. Grady, 6/1/61               President       1 year           Chief Executive Officer, Constellation
                                                                     Investment Management Company, LP.
                                                                     Previously, Chief Legal Officer, Turner
                                                                     Investment Partners, Inc. (2001-2004);
                                                                     President,  Turner Investment Distributors,
                                                                     Inc. (2002-2004); and Partner, Morgan, Lewis
                                                                     & Bockius LLP (law firm).
-------------------------------------------------------------------------------------------------------------------
John Canning, 11/15/70          Vice President      1 year           Vice President and Managing Director, Fund
                                and Chief                            Administration, Constellation Investment
                                Compliance                           Management Company, LP. Previously,
                                Officer                              Sub-Advisory Institutional Service Product
                                                                     Manager, Turner Investment Partners, Inc.
                                                                     (2001-2004); Portfolio Implementation
                                                                     Analyst, SEI Investments (1998-2001);
                                                                     Transfer Agent Manager, Pilgrim Baxter and
                                                                     Associates (an investment adviser) (1998).
-------------------------------------------------------------------------------------------------------------------
Rami Livelsberger, 11/14/74     Vice President       1 year          Vice President, Fund Governance,
                                and Assistant                        Constellation Investment Management Company,
                                Secretary                            LP. Previously, Compliance Officer, Legal
                                                                     Assistant, Turner Investment Partners, Inc.,
                                                                     (2001-2004); Legal Assistant, Morgan, Lewis
                                                                     & Bockius, LLP (law firm) (1999-2001).
-------------------------------------------------------------------------------------------------------------------
Antoinette Robbins, 3/23/63     Vice President     1 year            Vice President and Chief Regulatory Officer,
                                                                     Constellation Investment Management Company,
                                                                     LP.  Previously Director of Compliance,
                                                                     Turner Investment Partners, Inc.
                                                                     (2002-2004); Senior Gift Planning Officer,
                                                                     American Civil Liberties Union (2001-2002);
                                                                     Assistant Vice President and Counsel,
                                                                     Equitable Life Assurance Society of the
                                                                     United States (1996-2001).
-------------------------------------------------------------------------------------------------------------------
Saeed Franklin, 8/1/75          Vice President     1 year            Vice President, Fund Administration,
                                and Secretary                        Constellation Investment Management Company,
                                                                     LP. Previously, Performance Analyst, Turner
                                                                     Investment Partners, Inc. (2003-2004);
                                                                     Performance Analyst, ING Variable Annuities
                                                                     (insurance company) (2001-2003); Fund
                                                                     Accountant, PFPC Inc. (mutual fund
                                                                     administrator)(1999-2001); Senior Fund
                                                                     Accountant, Bank of New York (investment
                                                                     bank) (1999).
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                   POSITION(S)     TERM OF OFFICE
     NAME AND DATE OF                 HELD          AND LENGTH OF
          BIRTH                    WITH TRUST        TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
John Leven, 1/27/57             Chief Financial    Less than 1 year  Vice President, Director of Finance,
                                Officer                              Constellation Investment Management Company,
                                                                     LP. Previously, Account Director, SEI
                                                                     Investments.
-------------------------------------------------------------------------------------------------------------------
Amy Duling, 7/5/67              Vice President     Less than 1 year  Executive Vice President, Marketing and
                                                                     Product Management, Constellation Investment
                                                                     Management Company, LP.  Previously,
                                                                     National Account Director, Turner Investment
                                                                     Partners; Manager, Institutional Marketing
                                                                     Services, Pilgrim Baxter & Associates.
-------------------------------------------------------------------------------------------------------------------
Francis J. McAleer, Jr.,        Vice President     Less than 1 year  Executive Vice President, Distribution,
8/13/58                                                              Constellation Investment Management Company,
                                                                     LP. Previously, Senior Vice President, Head
                                                                     of Distribution, Pilgrim Baxter & Associates
                                                                     (2002-2004); Director, Head of Third Party
                                                                     Distribution, Merrill Lynch Investment
                                                                     Managers (1999-2002).
-------------------------------------------------------------------------------------------------------------------

* Mr. Grady is considered an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Grady is the Chief Executive Officer of CIMCO, and owns a controlling interest in CIMCO.

THE INVESTMENT MANAGER

CIMCO, 1205 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in May, 2000. John H. Grady is the Chief Executive Officer of CIMCO, and controls CIMCO. As of December 31, 2004, CIMCO had discretionary management authority with respect to over $2.1 billion of assets.

CIMCO serves as the manager for the Portfolios under a written investment management agreement (the "Management Agreement"). Under the Management Agreement, CIMCO continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Management Agreement, CIMCO also provides administrative services to the Trust, which include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of records, preparation of reports, supervision of the Trust's arrangements with other service providers, and assistance in preparation of the Trust's registration statement under federal laws. CIMCO is responsible for compensating any third party engaged by CIMCO to provide services under its supervision and is also responsible for payment of fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), and transfer and dividend disbursing agent.

Pursuant to the Management Agreement, each Portfolio pays CIMCO a unified fee for providing advisory and administrative services, payable monthly equal to the following percentage of such Portfolio's average daily net assets on an annual basis:

         Sands Capital Institutional Growth Portfolio           0.78%
         JSAM Large Cap Value Portfolio                         0.70%
         JSAM Value Portfolio                                   0.80%

The unified management fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses.

THE SUB-ADVISERS

Sands Capital, located at 1100 Wilson Boulevard, Suite 3050, Arlington, VA 22209, is a professional investment management firm, and is registered with the SEC as an investment adviser. Sands Capital serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio under a written sub-advisory agreement. As a sub-adviser, Sands Capital makes investment decisions for the Portfolio and also ensures compliance with the Portfolio's investment policies and guidelines. As of December 31, 2004, Sands Capital had approximately $___ billion in assets under management.

For its services as investment Sub-Adviser to the Portfolio, Sands Capital is entitled to receive sub-advisory fees from CIMCO at an annualized rate, based on the daily net assets of the Portfolio, as follows:

         Sands Capital Institutional Growth Portfolio           0.45%



Other Accounts. The Sands Capital Institutional Growth Portfolio is managed by Frank M. Sands, Sr., CFA; Frank M. Sands, Jr., CFA; and David E. Levanson, CFA. Sands Capital employs a single investment strategy - the Sands Capital Large Cap Growth Equity strategy - for all client portfolios, including funds as well as institutional and individual accounts. The entire Sands Capital investment team is focused only on this Large Cap Growth Equity strategy.

Messrs. Sands, Sands and Levanson also manage other mutual funds as well as separate accounts. As of December 31, 2004, the investment team managed or sub-advised 5 registered mutual funds with approximately $1.36 billion in total assets, and 1,129 separate accounts totaling $9.75 billion in assets. The investment team also managed 3 unregistered pooled vehicles with total assets of approximately $314 million. With respect to such accounts, 1 account, with assets of approximately $131 million, pays Sands Capital a fee based upon the performance of the account.

Conflicts. Sands Capital does not face material conflicts of interest in managing the Portfolio. Because Sands Capital manages only one strategy, all of the firm's personnel and resources are dedicated to ensuring that all accounts perform in line with one another to the greatest extent possible. Moreover, Sands Capital has adopted detailed policies to ensure the fair and appropriate allocation of all investment opportunities across all client portfolios. Finally, while Sands Capital is entitled to receive a performance-based adjustment with respect to certain fund client accounts, such adjustments do not present a significant incentive for Sands Capital to unfairly favor such accounts, as such potential adjustments are not material to the firm's results or any portfolio manager's compensation and the maximum potential adjustment would only increase or decrease the total fee received from that client by approximately 20%.

Compensation. All Sands Capital employees receive a competitive salary, an annual qualitative bonus, and a profit sharing plan distribution. Investment professionals and other senior executives also participate in the firm's long term incentive bonus program and a "synthetic" equity plan. Finally, investment professionals also may receive an investment results bonus. The investment results bonus is comprised of both one- and three-year components, calculated by reference to the relative performance of the firm's institutional composite and the Russell 1000 Growth index over rolling one and three year periods.

Fund Ownership. As of the date of this SAI, Frank Sands, Sr., Frank Sands, Jr. and David Levanson did not own any shares of the Sands Capital Institutional Growth Portfolio.

JSAM, located at 10800 Sikes Place, Charlotte, North Carolina, 28277, is a professional investment management firm, and is registered with the SEC as an investment adviser. JSAM serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios under a written sub-advisory agreement. As sub-adviser, JSAM makes investment decisions for the Portfolios and also ensures compliance with the Portfolios' investment policies and guidelines. As of April 20, 2005, JSAM had approximately $60 million in assets under management.

For its services as sub-adviser to the Portfolios, JSAM is entitled to receive sub-advisory fees from CIMCO at an annualized rate, based on the daily net assets of the Portfolio, as follows

          JSAM Large Cap Value Portfolio   0.40% on assets up to $250 million
                                           0.35% on assets above $250 million

         JSAM  Value Portfolio             0.50% on assets up to $250 million
                                           0.45% on assets above $250 million

         Other Accounts. As of April 20th, 2005, JSAM manages $47 million in 3 institutional separate accounts, primarily in the Large Cap Value strategy.

         Other Pooled Investment Vehicles. As of April 20th, 2005, JSAM also serves as sub-adviser to one pooled investment vehicle with $13 million in assets under management, which pays a fee to JSAM based in part on the performance of the account.

         Conflicts. While JSAM manages an account that is entitled to receive a performance-based adjustment, JSAM does not believe that such adjustment presents a significant incentive for JSAM to unfairly favor such accounts because JSAM has a policy to manage each account based on its investment objectives and related restrictions and JSAM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

         Compensation. All JSAM employees receive a competitive salary and an annual qualitative bonus. The bonus is based on firm profitability, individual performance and product performance. Investment professionals also own equity in the company. Mr. Schneider's compensation is not linked to any specific factors, such as the performance of the Portfolios or asset levels, although JSAM may consider these factors, among others, when considering the amount of any bonus.

         Fund Ownership.

As of the date of this SAI, the Portfolios managed by JSAM had not commenced operations and therefore there is no Portfolio Manager ownership information to report.


BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

On January 29, 2004, the Board of Trustees held a meeting to decide, among other things, whether to hire CIMCO to serve as the investment manager to the Portfolios. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO. The Trustees used this information, as well as information that other Portfolio service providers submitted to the Board, to help them decide whether to approve the Management Agreement.

Before this meeting, the Board requested and received written materials from CIMCO about its (a) quality of investment services; (b) investment management personnel; (c) operations and financial condition; (d) the level of the management fees the Portfolios are charged, compared with the fees charged to comparable mutual funds or accounts (if any); (e) the Portfolios' overall fees and operating expenses, compared with similar mutual funds; (f) the level of CIMCO's profitability from investment management-related operations; (g) CIMCO's compliance systems; (h) CIMCO's policies on and compliance procedures for personal securities transactions; and (i) CIMCO's reputation, expertise and resources in financial markets.

At the meeting, representatives from CIMCO presented additional oral and written information to the Trustees to help the Trustees evaluate CIMCO's fees and other aspects of its agreements. Other Portfolio service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and CIMCO's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Management Agreement in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Management Agreement are fair and reasonable; (b) concluded that CIMCO's fees are reasonable in light of the services that it provides to the Portfolios; and (c) agreed to approve the Agreement for an initial 2-year term.

On June 14, 2004 the Board of Trustees held a similar meeting to decide whether to approve the sub-advisory agreement between CIMCO and Sands Capital. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and Sands Capital. The Trustees used this information, as well as information that other Portfolio service providers submitted to the Board, to help them decide whether to approve the Sub-Advisory Agreement.

Before this meeting, the Board requested and received written materials from Sands Capital about the firm's (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of management and sub-advisory fees charged compared with fees charged to comparable mutual funds or accounts (if any); (f) the Portfolios' overall fees and operating expenses compared with similar mutual funds; (g) Sands Capital's compliance systems; (h) Sands Capital's policies on and compliance procedures for personal securities transactions; and (i) Sands Capital's reputation, expertise and resources in domestic financial markets.

At the meeting, representatives from CIMCO and Sands Capital presented additional oral and written information to the Trustees to help the Trustees evaluate Sands Capital's sub-advisory fees and other aspects of the Agreement. Other Portfolio service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and CIMCO's and Sands Capital's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Management and Sub-Advisory Agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that the terms of the Management and Sub-Advisory Agreements are fair and reasonable; and (b) concluded that CIMCO's and Sands Capital's fees are reasonable in light of the services that they provide to the Portfolio.

On April 27, 2005 the Board of Trustees held a similar meeting to decide whether to approve the sub-advisory agreement between CIMCO and JSAM. In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and JSAM. The Trustees used this information, as well as information that other Portfolio service providers submitted to the Board, to help them decide whether to approve the Sub-Advisory Agreement.

Before this meeting, the Board requested and received written materials from JSAM about the firm's (a) quality of investment management and other services;
(b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of sub-advisory fees compared with the fees charged to comparable mutual funds or accounts (if any); (f) the Portfolios' overall fees and operating expenses compared with similar mutual funds; (g) JSAM's compliance systems; (h) JSAM's policies on and compliance procedures for personal securities transactions; and (i) JSAM's reputation, expertise and resources in financial markets.

At the meeting, representatives from CIMCO and JSAM presented additional oral and written information to the Trustees to help the Trustees evaluate CIMCO's and JSAM's management and sub-advisory fees and other aspects of their respective agreements. Other Portfolio service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that they received before the meeting and CIMCO's and JSAM's oral presentations and any other information that the Trustees received at the meeting, and deliberated on the approval of the Management and Sub-Advisory Agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously: (a) concluded that terms of the Management and Sub-Advisory Agreements are fair and reasonable; and (b) concluded that CIMCO's and JSAM's fees are reasonable in light of the services that they provide to the Portfolios they advise.

[To be revised pending the board's discussion at the meeting.]

OTHER SERVICE PROVIDERS

Sub-Administrator, Transfer Agent and Dividend Paying Agent. PFPC, Inc. ("PFPC"), a Massachusetts corporation, serves as the sub-administrator for the Trust. It provides general management related services, including those relating to valuation of each Portfolio's assets. PFPC also acts as the Transfer Agent and Dividend Paying Agent for the Trust. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

Distributor. Constellation Investment Distribution Company, Inc. (the "Distributor") acts as principal underwriter of the Trust. The Distributor is an affiliate of the Manager, and its principal place of business is 1205 Westlakes Drive, Suite 280, Berwyn, Pennsylvania 19312. The Distributor is not obligated to distribute a particular number of shares of the Portfolios and receives no compensation for serving as principal underwriter.

Custodian. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Portfolios' assets, and may maintain custody of the Portfolios' assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Portfolios are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

Auditors and Legal Counsel.

KPMG LLP serves as the independent auditors of the Trust. Its principal business address is 1601 Market Street, Philadelphia PA 19103.

Morgan, Lewis & Bockius LLP, acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

FISCAL YEAR

Each Portfolio's fiscal year ends on December 31st.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange (NYSE) is open for business. Currently, the days on which each Portfolio is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Portfolios' net asset value per share is computed once daily, Monday through Friday, as of the close of the NYSE, typically 4:00 p.m. Eastern Time except when the Portfolio is not open for business, days during which the Portfolio receives no purchase or redemption orders, and on days when the NYSE is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Portfolio for any period during which the NYSE, CIMCO, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued under the direction of the Manager. The Manager or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If market prices are unavailable or believed to be unreliable, the Manager will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Portfolio shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Portfolio would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Portfolios or their shareholders and the discussion here and in the Portfolios' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Portfolios and their shareholders that are not discussed in the Portfolios' Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Portfolio controls such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolios will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio intends to make sufficient distributions to avoid liability for the federal excise tax. A Portfolio may in certain circumstances be required to liquidate Portfolio investments in order to make sufficient distributions to avoid federal excise tax liability at a time when CIMCO or its Sub-Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Portfolio to satisfy the requirements for qualification as a RIC.

Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Portfolio of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Portfolio). To the extent designated as such, all or a portion of these distributions may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. In order for the dividends received by a shareholder of a Portfolio to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Portfolio's shares.

A Portfolio will inform you of the amount of ordinary dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Portfolio shares for a full year, a Portfolio may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio.

If a Portfolio's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio's shares and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Dividends paid by the Portfolios will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations; however, dividends received by a corporate shareholder which qualify for the dividends-received deduction may not be subject to the alternative minimum tax.

In the case of corporate shareholders, Portfolio distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend for this purpose if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in a corporate shareholder's alternative minimum taxable income calculation.

If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate tax rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Portfolio as a RIC if it determines such course of action to be beneficial to shareholders.

In certain cases, the Portfolios will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction. The Board reserves the right to terminate a Portfolio's election as a RIC if it determines such action to be in the best interest of such Portfolio's shareholders.

STATE TAXES

Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

ERISA CONSIDERATIONS

Prudence and Diversification. Before authorizing an investment in shares of a Portfolio, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, ("ERISA Plans") should consider (i) whether the investment in such shares satisfies the prudence and diversification requirements of Section 404 of ERISA, (ii) whether such fiduciaries have authority to acquire such shares under the plan's investment policies and appropriate governing instruments (including Title I of ERISA) and (iii) whether the investment will result in unrelated business taxable income to the plan. Also, fiduciaries of an individual retirement account ("IRA"), a Keogh plan or other "plan" described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively "Tax-Qualified Plans"), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Trust is registered as an investment company under the Investment Company Act, the underlying assets of a Portfolio should not be considered to be "plan assets" of any Plan investing in a Portfolio for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code.

PORTFOLIO TRANSACTIONS

Each Sub-Adviser selects brokers and dealers to effect securities transactions for the Portfolios. Each Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. Each Sub-Adviser seeks to select brokers or dealers that offer a Portfolio best price and execution or other services that benefit the Portfolios.

Each Sub-Adviser may, consistent with the interests of the Portfolios, select brokers on the basis of the research services provided to the Sub-Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by a Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the sub-advisory agreement. If, in the judgment of a Sub-Adviser, a Portfolio or other accounts managed by the Sub-Adviser will be benefited by supplemental research services, the Sub-Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Portfolio or account generating the brokerage, and there can be no guarantee that the Sub-Adviser will find all of such services of value in advising that Portfolio.

No Sub-Adviser directly or indirectly may compensate a broker for promoting Portfolio shares with payments from Portfolio transactions.

For the fiscal years ended December 31, 2003 and 2004, each Portfolio's turnover rate was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                               PORTFOLIO TURNOVER RATE
                                  ----------------------------------------------------------------------------------
                                                          2003                                      2004
--------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional                                 *                                        *
Growth                                                      *
--------------------------------------------------------------------------------------------------------------------
                                                            *
JSAM Large Cap Value                                        *                                        *
--------------------------------------------------------------------------------------------------------------------
JSAM Value                                                  *                                        *
--------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

The brokerage commissions paid by each Portfolio for the fiscal years ended December 31, 2002, 2003 and 2004 were as follows:

---------------------------------------------------------------------------------------------
                                       TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                                   ----------------------------------------------------------
                                         2002               2003                2004
---------------------------------------------------------------------------------------------
Sands Capital Institutional                *                  *                   *
Growth
---------------------------------------------------------------------------------------------
JSAM Large Cap Value                       *                  *                   *
---------------------------------------------------------------------------------------------
JSAM Value                                 *                  *                   *
---------------------------------------------------------------------------------------------

* Not in operation during the period.

The brokerage commissions paid by each Portfolio to the Distributor for the fiscal years ended December 31, 2002, 2003 and 2004 were as follows:

---------------------------------------------------------------------------------------------
                                   TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID TO THE
                                                          DISTRIBUTOR
                                   ----------------------------------------------------------
                                         2002               2003                2004
---------------------------------------------------------------------------------------------
Sands Capital Institutional                *                  *                   *
Growth
---------------------------------------------------------------------------------------------
JSAM Large Cap Value                       *                  *                   *
---------------------------------------------------------------------------------------------
JSAM Value                                 *                  *                   *
---------------------------------------------------------------------------------------------

* Not in operation during the period.

For the fiscal year ended December 31, 2004, the percentage of brokerage commissions paid by each Portfolio to the Distributor, and the percentage of each Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through the broker were as follows:

---------------------------------------------------------------------------------------------
                                                                      PERCENTAGE OF FUND
                                                                    TRANSACTIONS INVOLVING
                                      PERCENTAGE OF COMMISSIONS     COMMISSION PAYMENTS TO
                                        PAID TO DISTRIBUTOR               DISTRIBUTOR
---------------------------------------------------------------------------------------------
Sands Capital Institutional                      *                             *
Growth
---------------------------------------------------------------------------------------------
JSAM Large Cap Value                             *                             *
---------------------------------------------------------------------------------------------
JSAM Value                                       *                             *
---------------------------------------------------------------------------------------------

* Not in operation during the period.

The total amount of securities of Broker/Dealers held by each Portfolio for the fiscal year ended December 31, 2004 was as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                     TOTAL AMOUNT OF
                                                                    SECURITIES HELD BY
             FUND                    NAME OF BROKER/DEALER                FUND                 TYPE OF SECURITY
             ----                    ---------------------                ----                 ----------------
-----------------------------------------------------------------------------------------------------------------
Sands Capital Institutional                     *                          *                         *
Growth
-----------------------------------------------------------------------------------------------------------------
JSAM Large Cap Value                            *                          *                         *
-----------------------------------------------------------------------------------------------------------------
JSAM Value                                      *                          *                         *
-----------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

PORTFOLIO HOLDINGS

The Board of Trustees has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Portfolios. In addition to the permitted disclosures described below, the Portfolios must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

Each Portfolio will make available on a monthly basis information regarding month-end holdings, performance and related characteristics ("Portfolio Information"). This information is generally available within 10 days after month-end, and may be requested by calling the Portfolios at 1-866-242-5742 or writing the Portfolios at 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312. No person requesting Portfolio Information shall be permitted to gain access to such information in advance of other parties, nor shall access to such information be provided on an inequitable basis to any person or party.

The Portfolios' Chief Compliance Officer, or his or her designee, may grant exceptions to permit additional disclosure of Portfolio Information at differing times and with different lag times in instances where a Portfolio has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. The Trust anticipates that such recipients could include, but not be limited to, rating agencies and pension plan sponsors and/or their consultants. Whenever disclosure of Portfolio Information involves a conflict of interest between the interests of shareholders, on the one hand, and CIMCO, a Sub-Adviser, the Distributor or any affiliated person of the Portfolios, the disclosure may not be made unless a majority of the independent trustees or a majority of a board committee consisting solely of independent trustees approves such disclosure. In no event shall the CIMCO, a Sub-Adviser, the Distributor or any affiliated person of the Portfolios receive any direct or indirect compensation in connection with the disclosure of information about a Portfolio's portfolio holdings. The Board of Trustees will be informed of (i) any exceptions granted that were not previously approved by the Board, (ii) any issues arising relating to the portfolio holdings policies, and (iii) any material changes to the portfolio holdings policies, at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.

Currently, CIMCO has obtained, on behalf of the Portfolios, a confidentiality agreement from and has an arrangement to provide additional disclosure of Portfolio Information to Factset Research Systems Inc., which provides portfolio attribution services to CIMCO. In addition, the Portfolios' service providers, such as the Sub-Advisers, Custodian, Sub-Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Portfolios. Each service provider is required to keep such information confidential.

VOTING

Each share held entitles the shareholder of record to one vote for each whole share owned, and a proportional fractional vote for each fractional share owned. Shares issued by each Portfolio have no preemptive, conversion, or subscription rights. Each Portfolio, as a separate series of the Trust, votes separately on matters affecting only that Portfolio. Voting rights are not cumulative. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the affected Portfolio's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each Portfolio. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Portfolio. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Portfolios. All consideration received by the Trust for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, each Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Portfolio), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Portfolio to CIMCO and the Sub-Advisers. Generally, the Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. If a Portfolio does not have a Sub-Adviser, CIMCO will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Portfolio's proxy voting record.

The Trust is required to disclose annually each Portfolio's complete proxy voting record on Form N-PX. Once filed, Form N-PX for each Portfolio will be available upon request by calling 1-866-242-5743 or by writing to the Trust at 1205 Westlakes Drive, Suite 280, Berwyn PA 19312. Each Portfolio's Form N-PX will also be available on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Portfolios had not commenced operations as of the date of this SAI, therefore there are no 5% beneficial owners to report.

FINANCIAL STATEMENTS

The Constellation Institutional Portfolios' Financial Statements for the fiscal year ended December 31, 2004, including the Report of Independent Accountants, are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual and Semi-Annual Reports may be obtained free of charge by calling the Trust at 1-800-304-2459 or by writing to the Trust at 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312. You may also obtain the Annual or Semi-Annual Reports, as well as other information about Constellation Institutional Portfolios, from the EDGAR Database on the SEC's website http://www.sec.gov.

APPENDIX A
                CONSTELLATION INVESTMENT MANAGEMENT COMPANY L.P.

                       Proxy Voting Policy and Procedures
                                   March 2004

Constellation Investment Management Company L.P. (CIMCO), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in CIMCO's care include shares of corporate stock, and except where the client has expressly reserved to itself the duty to vote proxies, it is CIMCO's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

CIMCO has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, CIMCO may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. CIMCO will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. CIMCO shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Since CIMCO primarily invests client assets using the assistance of multiple sub-advisers and does not directly manage or control client assets on a day-to-day basis, CIMCO does not anticipate there being any company meetings at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients. However, where client holdings include voting securities, a meeting of holders of such securities is convened, and CIMCO is expected to vote the proxies because of the absence of a sub-adviser or otherwise, CIMCO will take the following steps to carry out its fiduciary duties as to the client(s) and its assets:

A. CIMCO will track all such shareholder meetings, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.
B. CIMCO will look primarily to research received from, or delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services. ISS is an investment adviser registered under the Investment Advisers Act of 1940, as amended.
C. CIMCO will periodically review the methods used by ISS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. CIMCO will periodically satisfy itself that ISS operates a system reasonably designed to identify all such meetings and to provide CIMCO with timely notice of the date, time and place of such meetings.

D. CIMCO will further review the principles and procedures employed by ISS in making recommendations on voting proxies on each issue presented, and will satisfy itself that ISS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.
E. Notwithstanding its belief that ISS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for CIMCO's client accounts, CIMCO has the right and the ability to depart from a recommendation made by ISS as to a particular vote, slate of candidates or otherwise, and can direct ISS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. ISS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Companies may engage CIMCO, either directly or through their pension committee or otherwise, to manage assets on their behalf, and such companies may also issue publicly traded securities that are eligible for purchase by CIMCO client accounts.

While CIMCO believes that such circumstances generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the officers of CIMCO will determine, by surveying the firm's employees or otherwise, whether CIMCO, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to ISS on a given vote or issue. Further to that end, CIMCO will adhere to all recommendations made by ISS in connection with all shares issued by such companies and held in CIMCO client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. CIMCO will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how CIMCO voted proxies, please contact:

   Constellation Investment Management Company L.P.


   Attention: Vice President

Recordkeeping:

CIMCO shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by CIMCO that are material in making a proxy voting decision. Such records may be maintained with a third party, such as ISS, that will provide a copy of the documents promptly upon request.

SANDS CAPITAL MANAGEMENT, INC.

                      PROXY VOTING POLICIES AND PROCEDURES
                          (As Adopted on July 1, 2003)

         Sands Capital Management, Inc. (the "Adviser") has adopted these policies and procedures in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures are designed to ensure that the Adviser is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), and other applicable laws and regulations.

         1.       GENERAL STATEMENT OF POLICY

         The Adviser considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which the Adviser has voting authority. The Adviser's authority to vote proxies is established by the investment management agreement with the client.

         The Adviser seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. The Adviser evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.

         The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals.

         2.       PROXY COMMITTEE; PROXY VOTING GUIDELINES

         The Adviser has established a Proxy Committee. The members of the Proxy Committee are appointed by the Board of Directors of the Adviser from time to time and are listed on Schedule A. The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Director of Client Services acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

         The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser's clients, including developing, authorizing, implementing and updating the Adviser's proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Committee typically reviews reports on the Adviser's proxy voting activity at least annually and as necessary to fulfill its responsibilities. The Proxy Committee reports to the Adviser's Board of Directors at least annually regarding the administration of these policies and procedures and any changes deemed appropriate.

         The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Exhibit 1. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser's evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

         3.       PROXY VOTING PROCEDURE

         The Adviser establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to the Adviser. In every case where a client has delegated responsibility for voting proxies to the Adviser, the Adviser tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.

         Prior to a proxy voting deadline, the appropriate analyst of the Adviser will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services. An analyst may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had the Adviser not sought to exercise voting rights with respect to those securities.

         The Adviser is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

         4.       CONFLICTS OF INTEREST

         The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

         Whenever an analyst determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the Guidelines (or the Guidelines do not address how to vote on the proposal), the analyst shall present the matter to the Proxy Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with voting the client proxy.

                  A.       Identifying Conflicts of Interest

         For purposes of identifying conflicts under these procedures, the Proxy Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by the Adviser's employees, and other information actually known by a member of the Proxy Committee.

         The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

                  1. Significant Business Relationships - The Proxy Committee will consider whether the matter involves an issuer or proponent with which the Adviser has a significant business relationship. The Adviser has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a "significant business relationship" is one that might create an incentive for the Adviser to vote in favor of management.

                  2. Significant Personal or Family Relationships - The Proxy Committee will consider whether the matter involves an issuer, proponent or individual with which an employee of the Adviser who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a "significant personal or family relationship" is one that would be reasonably likely to influence how the Adviser votes the proxy. Employees of the Adviser who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Committee members, senior management, as applicable) are required to disclose to the Proxy Committee any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter.

                  3. Contact with Proxy Committee Members - If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser's [Compliance Officer] who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the member of the Proxy Committee who was contacted should recuse himself or herself from all further matters regarding the proxy.

                  B. Determining Whether a Conflict is Material

         In the event that the Proxy Committee determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Adviser's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

                  C.       Voting Proxies Involving a Material Conflict

         In the event that the Proxy Committee determines that the Adviser has a material conflict of interest with respect to a proxy proposal, the Adviser will vote on the proposal in accordance with the determination of the Proxy Committee. Alternatively, prior to voting on the proposal, the Adviser may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

         The Adviser may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.*

         The Proxy Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the Adviser does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Committee.

         5.       DISCLOSURE

         In accordance with the Advisers Act and ERISA, the Adviser reports to its clients regarding the manner in which their proxies are voted. It is the Adviser's general policy not to disclose to any issuer or third party how it has voted client proxies, except as otherwise required by law.

         6.       RECORD RETENTION

         The Adviser maintains the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required. For client portfolios subject to ERISA, the Adviser maintains the books and records required by the Department of Labor.


Attachments

          Schedule A  -  Members of the Proxy Committee

          Exhibit 1   -  Sands Capital Management, Inc. Proxy Voting Guidelines



-----------------
* The existence of a material conflict of interest will not affect an analyst's determination that it is in the best interests of clients not to vote a proxy.

                                   SCHEDULE A



                         Members of the Proxy Committee
                         ------------------------------

                            Frank M. Sands, Sr., CFA
                            Frank M. Sands, Jr., CFA
                               William L. Johnson
                                Dana M. McNamara

                         SANDS CAPITAL MANAGEMENT, INC.

                             PROXY VOTING GUIDELINES


         One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, SCM will vote on most issues presented in a portfolio company proxy statement in accordance with the position of the company's management, unless SCM determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the stock. However, SCM will consider each issue on its own merits, and will not support the position of the company's management in any situation where, in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, and may consider the following factors:

  o Long-term corporate performance record relative to a market index;
  o Composition of board and key board committees;
  o Corporate governance provisions and takeover activity;
  o Board decisions regarding executive pay;
  o Director compensation;

B. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.


C. VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, and may consider the following factors:

  o long-term financial performance of the target company relative to its industry;
  o management's track record;
  o background to the proxy contest;
  o qualifications of director nominees (both slates);
  o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
   o stock ownership positions.

D. SIZE OF THE BOARD

     Proposals to limit the size of the Board should be evaluated on a CASE-BY-CASE basis.

                                  II. AUDITORS

RATIFYING AUDITORS

We generally vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                           III. PROXY CONTEST DEFENSES

CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

                            IV. ANTI-TAKEOVER ISSUES

We generally oppose anti-takeover measures because they reduce shareholder rights. However, as with all proxy issues, we conduct and independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

      A. POISON PILLS
         The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

         We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

      B. FAIR PRICE PROVISIONS
         Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

         We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

         We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.


      C. GREENMAIL
      Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock, unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

      We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

      We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      D. SUPERSTOCK
      Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more institutional investors" and "could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock...." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

      We will review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of "superstock".

      E. SUPERMAJORITY RULES
      Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

           1. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

              We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

              We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

           2. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

              We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

              We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

      F. BOARD CLASSIFICATION
      High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "staggered board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose board members are elected to staggered three-year terms of office.

      We vote AGAINST proposals to classify the board.

      We vote FOR proposals to repeal classified boards and elect all directors annually.

                     IV. MISCELLANEOUS GOVERNANCE PROVISION

BUNDLED PROPOSALS
We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In he case of items that are conditioned upon each other, we examine the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

                              V. CAPITAL STRUCTURE

A.  COMMON STOCK AUTHORIZATION
We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

B.  DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                     VI. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, including stock option plans, with the view that viable compensation programs reward the creation of stockholder wealth.

                          VII. STATE OF INCORPORATION

A.  VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).


B. VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                   VIII. MERGERS AND CORPORATE RESTRUCTURINGS


A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis.


B. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.


C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis.


D. CHANGING CORPORATE NAME

We generally vote FOR changing the corporate name.

                       IX. SOCIAL AND ENVIRONMENTAL ISSUES

Consistent with its fiduciary duty to clients, SCM will vote on social issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a portfolio company to go beyond applicable legal requirements or put itself in a non-competitive position. Social responsibility issues may include proposals regarding the following:

          o Ecological issues, including toxic hazards and pollution of the air and water;

          o Employment practices, such as the hiring of women and minority groups;

          o    Product quality and safety;

          o    Advertising practices;

          o Animal rights, including testing, experimentation and factory farming;

          o    Military and nuclear issues; and

          o International politics and operations, including the world debt crisis, infant formula, U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a CASE-BY-CASE basis proposals regarding social or environmental issues.

                             JS ASSET MANAGEMENT LLC

The procedures for receipt and voting of proxies by JS Asset Management LLC are as follows:


1. The client notifies their custodian bank to forward all proxies for their account with JS Asset Management to the following address:

                           Institutional Shareholder Services, Inc.
                           VAS / 2729 / JS ASSET MANAGEMENT
                           2099 Gaither Road, Suite 501
                           Rockville, MD  20850-4045

2. JS Asset Management tracks the client portfolio(s) to ensure current listing of all securities held.

3. JS Asset Management tracks the shareholder meeting dates to ensure that all proxies are voted in a timely manner. Any discrepancies with the custodian bank over number of shares entitled to vote as of the record date are reconciled. Institutional Shareholder Services, Inc. contacts the appropriate custodian or proxy distribution agent if no share positions are reported via ADP or if no proxy cards are received.

4. JS Asset Management reviews the Institutional Shareholder Services (ISS) analyses of the proxy issues thoroughly and then communicates its voting position to Institutional Shareholder Services (ISS) electronically. ISS then executes the votes.

5. If a material conflict is present, JS Asset Management will follow the recommendation of ISS and will vote those shares accordingly.

6. JS Asset Management records and cross references all proxies to ensure they are received and voted.

7. JS Asset Management provides a report quarterly or annually summarizing securities voted with the supporting documentation of positions taken. Reports are available to non-ERISA clients upon request. ERISA clients automatically receive quarterly reports.

8. Copies of proxy statements are available from the SEC's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system.

9. JS Asset Management's Proxy Policy is reviewed annually by the firm's Proxy Committee. The members of this committee are CIO John Schneider, CCO Marvin Barge and Proxy Administrator Kathryn Brown.

SUMMARY:

The Proxy Policy contains guidelines for reviewing all proxy proposals in a way that is consistent and that facilitates voting solely in the interests of plan participants and beneficiaries, and for the exclusive purpose of providing economic benefits to them. These guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case.

In general, JS Asset Management votes "FOR" those proposals that more closely link the fortunes of employees and management to the performance of the corporation's stock and/or aid in accountability to shareholders (plan participants and beneficiaries). Proxy proposals that serve to entrench management or reduce management's accountability to shareholders are typically voted "AGAINST."

                            PART C: OTHER INFORMATION

Item 22. Exhibits:

     (a)(1) Registrant's Agreement and Declaration of Trust dated May 30, 2002, is incorporated by reference to the Registrant's Initial Registration Statement as filed with the Securities and Exchange Commission ("SEC") on September 26, 2002.

     (a)(2) Certificate of Amendment to the Agreement and Declaration of Trust, is incorporated by reference to the Registrant's Amendment No. 1 to the Registration Statement as filed with the SEC on December 31, 2002.

     (b) By-Laws of the Trust is incorporated by reference to Exhibit (b) of the Registrant's Initial Registration Statement as filed with the SEC on September 26, 2002.

     (c)      Not applicable.

     (d)(1) Investment Management Agreement between the Registrant and Constellation Investment Management Company, LP ("CIMCO") is incorporated herein by reference to the Registrant's Amendment No. 8 as filed with the SEC on December 22, 2004.

     (d)(2) Amended Schedules A and B to the Investment Management Agreement between Registrant and CIMCO to be filed by amendment.

     (d)(3) Investment Sub-Advisory Agreement between CIMCO and Turner Investment Partners, Inc. is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (d)(4) Investment Sub-Advisory Agreement between CIMCO and Sands Capital Management, Inc. is incorporated by reference to the Registrant's Amendment No. 5 as filed with the SEC on August 31, 2004.

     (d)(5) Investment Sub-Advisory Agreement between CIMCO and Clover Capital Management, Inc. is incorporated herein by reference to the Registrant's Amendment No. 8 as filed with the SEC on December 22, 2004.

     (d)(6) Form of Investment Sub-Advisory Agreement between CIMCO and JS Asset Management, LLC is filed herewith.

     (e) Distribution Agreement between the Registrant and Constellation Investment Management Distribution Company Inc. is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (f)      Not applicable.

     (g) Custodian Agreement between the Registrant and PFPC Inc., is incorporated by reference to the Registrant's Amendment No. 1 to the Registration Statement as filed with the SEC on December 31, 2002.

     (h)(1) Contractual Fee Waiver Agreement between the Registrant and Constellation Investment Management Company, LP is incorporated herein by reference to the Registrant's Amendment No. 8 as filed with the SEC on December 22, 2004.

     (h)(2) Administration Agreement between the Registrant and Constellation Investment Management Company LP is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (h)(3) Transfer Agency Agreement between the Registrant and PFPC Inc., is incorporated by reference to the Registrant's Amendment No. 1 to the Registration Statement as filed with the SEC on December 31, 2002.

     (i)      Not applicable.

     (j)      Not applicable

     (k)      Not applicable.

     (l)      Not applicable.

     (m)      Not applicable.

     (n)      Not applicable.

     (o)      Not applicable.

     (p)(1) Code of Ethics for the Registrant is incorporated by reference to the Registrant's Initial Registration Statement as filed with the SEC on September 26, 2002.

     (p)(2) Code of Ethics for Turner Investment Partners, Inc. is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (p)(3) Code of Ethics for Constellation Investment Distribution Company Inc. is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (p)(4) Code of Ethics for CIMCO is incorporated by reference to the Registrant's Amendment No. 4 as filed with the SEC on April 30, 2004.

     (p)(5) Code of Ethics for Sands Capital Management, Inc. is incorporated by reference to the Registrant's Amendment No. 5 as filed with the SEC on August 31, 2004.

     (p)(6) Code of Ethics for Clover Capital Management, Inc. is incorporated herein by reference to the Registrant's Amendment No. 8 as filed with the SEC on December 22, 2004.

     (p)(7)   Code of Ethics for JS Asset Management, LLC is filed herewith.

     (q) Powers of Attorney for John H. Grady, Ronald W. Filante, Alfred C. Salvato, and Janet F. Sansone are incorporated herein by reference to the Registrant's Amendment No. 8 as filed with the SEC on December 22, 2004.

     (q)(1)   Power of Attorney for John Leven is filed herewith.

Item 23. Persons Controlled by or Under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 24. Indemnification:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 25. Business and Other Connections of Investment Adviser:

Constellation Investment Management Company LP

Constellation Investment Management Company LP ("CIMCO") is investment adviser for the Constellation Sands Capital Institutional Growth Portfolio, JSAM Large Cap Value Portfolio, and JSAM Value Portfolio. The principal address for CIMCO is 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312. CIMCO is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                          POSITION WITH OTHER
COMPANY                                OTHER COMPANY                            COMPANY
-------                                -------------                            -------
John H. Grady                          Turner Investment Company;               General Counsel and COO;
President and                          CIDCO                                    President
Chief Executive Officer


Antoinette Corneila Robbins            Turner Investment Partners, Inc.         ----
Vice President and Corporate
Counsel

Francis Joseph McAleer                  ----                                    ----
Executive Vice President,
Distribution

Amy Denise Duling                      Turner Investment Partners, Inc.         ----
Executive Vice President,
Marketing and Product Management

Sands Capital Management, Inc.

Sands Capital Management, Inc. ("Sands Capital") is the sub-adviser for the Sands Capital Institutional Growth Portfolio. The principal business address of Sands Capital is 1100 Wilson Blvd., Suite 3050, Arlington, VA 2209. Sands Capital is an investment adviser registered under the Advisers Act.

NAME AND POSITION WITH                                                      POSITION WITH OTHER
COMPANY                               OTHER COMPANY                         COMPANY
-------                               -------------                         -------
----------------------------------------------------------------------------------------------------------------
Frank M. Sands, Sr. CFA
President, Chief Investment
Officer, Director
----------------------------------------------------------------------------------------------------------------
William L. Johnson
Senior Vice President, Treasurer
----------------------------------------------------------------------------------------------------------------
Marjorie R. Sands
Director
----------------------------------------------------------------------------------------------------------------
Robert C. Puff, Jr.
Director
----------------------------------------------------------------------------------------------------------------

JS Asset Management, LLC

JS Asset Management, LLC ("JSAM") is registered under the Advisers Act and serves as the sub-adviser to the JSAM Large Cap Value and JSAM Value Portfolios. JSAM's principal offices are located at 10800 Sikes Place, Suite 110 Charlotte, NC 28277.

NAME AND POSITION WITH                                                      POSITION WITH OTHER
COMPANY                               OTHER COMPANY                         COMPANY
-------                               -------------                         -------
----------------------------------------------------------------------------------------------------------------
Barge, Marvin Harris, Chief
Compliance Officer

----------------------------------------------------------------------------------------------------------------
Schneider, John Keith, Chief
Executive Officer, Chief Financial
Officer

----------------------------------------------------------------------------------------------------------------

Item 26.

Constellation Investment Distribution Company Inc. also acts as principal underwriter of shares of:

Constellation TIP Financial Services Fund
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Mid Cap Fund
Constellation TIP Healthcare & Biotechnology Fund
Constellation Clover Large Cap Value Fund
Constellation Clover Income Plus Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Core Value Fund
Constellation Clover Core Fixed Income Fund
Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund
Constellation Strategic Value and High Income Fund
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund
Constellation International Equity Fund
Constellation Sands Capital Select Growth Fund
Constellation HLAM Large Cap Quality Growth Fund

Constellation HLAM Large Cap Value Fund
Turner Disciplined Large Cap Growth Fund
Turner Midcap Growth Fund
Turner Small Cap Growth Fund
Turner Micro Cap Growth Fund
Turner Core Value Fund
Turner Technology Fund
Turner Concentrated Growth Fund
Turner New Enterprise Fund

Item 27. Location of Accounts and Records.

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

PFPC Trust Company
400 Bellevue Parkway
Wilmington, Delaware 19809

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's Administrator: and Sub-Administrator

Constellation Investment Management Company LP (Administrator)
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

PFPC, Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

Constellation Investment Management Company LP.
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

Sands Capital Management, Inc
1100 Wilson Boulevard, Suite 3050
Arlington, VA 22209

JS Asset Management, LLC
10800 Sikes Place, Suite 110
Charlotte, NC 28277

Item 28. Management Services: None

Item 29. Undertakings: None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 21st day of April, 2005.


                                       CONSTELLATION INSTITUTIONAL PORTFOLIOS

                                       By:  /s/ John H. Grady
                                            -----------------
                                            John H. Grady
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         *                       Trustee                    April 21, 2005
-----------------------
Alfred C. Salvato


         *                       Trustee                    April 21, 2005
-----------------------
Ronald W. Filante


         *                       Trustee                    April 21, 2005
-----------------------
Janet F. Sansone


/s/ John H. Grady                Trustee and                April 21, 2005
-----------------------          President
John H. Grady


         *                       Controller and             April 21, 2005
-----------------------          Chief Financial
John Leven                       Officer



* By: /s/ John H. Grady
      -----------------
      John H. Grady
      Attorney-in-Fact  (Pursuant to Power of Attorney)

                                  EXHIBIT INDEX

NAME                                                                EXHIBIT
--------------------------------------------------------------------------------

Form of Investment Sub-Advisory Agreement between CIMCO and JS
Asset Management, LLC                                             EX-99(d)(6)
Code of Ethics for JS Asset Management, LLC                       EX-99(p)(7)
Power of Attorney for John Leven                                  EX-99(q)(1)